UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

 (Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

(Name and address of agent for service)

Registrant's telephone number, including area code: 732-842-3465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NorthQuest Capital Fund

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/30/2016	Meeting Date: 2/28/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF EIGHT BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF ERNST & YOUNG LLP AS APPLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Against	Issuer	For	Against
4	ADVISORY VOTE ON THE FREQUENCY OF SHAREHOLDER VOTES ON EXECUTIVE COMPENSATION	For	Issuer	For	With
5	CHARITABLE GIVING-RECIPIENTS, INTENTS AND BENEFITS	Against	Stockholder	Against	With
6	DIVERSITY AMONG OUR SENIOR MANAGEMENT AND BOARD OF DIRECTORS	Against	Stockholder	Against	With
7	SHAREHOLDER PROXY ACCESS AMENDMENTS	Against	Stockholder	Against	With
8	EXECUTIVE COMPENSATION REFORM	Against	Stockholder	Against	With
9	EXECUTIVES TO RETAIN SIGNIFICANT STOCK	Against	Stockholder	Against	With

C.R. BARD, INC.

Ticker Symbol:BCR	Cusip Number:067383109
Record Date: 2/27/2017	Meeting Date: 4/19/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ELEVEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2017.	For	Issuer	For	With
3	TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS.	Against	Issuer	For	Against
4	TO APPROVE 'SAY-ON-PAY FREQUENCY" OF SHAREHOLDER VOTES ON COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS.	For	Issuer	For	With

COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION

Ticker Symbol:CTSH	Cusip Number:192446102
Record Date: 4/10/2017	Meeting Date: 6/6/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ELEVEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	APPROVAL, ON AN ADVSORY (NON-BINDING) BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
3	APPROVAL, ON AN ADVISORY (NON-BINDING) BASIS, OF THE FREQUENCY OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	APPROVAL OF THE COMPANY'S 2017 INCENTIVE AWARD PLAN	Against	Issuer	For	Against
5	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
6	STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE THE STEPS NECESSARY TO ELIMINATE THE SUPERMAJORITY VOTING PROVISIONS OF THE COMPANY'S CERTIFICATE OF INCORPORATION	For	Stockholder	For	With
7	STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS TAKE THE STEPS NECESSARY TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.	Against	Stockholder	Against	With

FISERV, INC.

Ticker Symbol:FISV	Cusip Number:337738108
Record Date: 3/27/2017	Meeting Date: 5/24/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NINE DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	TO APPROVE ON AN ADVISORY BASIS, THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF FISERV, INC.	Against	Issuer	For	Against
3	ADVISORY VOTE ON THE FREQUENCY OF ADVISORY VOTES ON THE COMPENSATION OF NAMED EXECUTIVE OFFICERS	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FISERV, INC. FOR 2017	For	Issuer	For	With
5	A SHAREHOLDER PROPOSAL SEEKING AN AMENDMENT TO FISERV, INC.'S PROXY ACCESS BY-LAW.	Against	Stockholder	Against	With

HANES BRANDS INC

Ticker Symbol:HBI	Cusip Number:410345102
Record Date: 2/14/2017	Meeting Date: 4/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TEN DIRECTORS TO THE BOARD OF DIRECTORS.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS HANESBRANDS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR HANESBRANDS' 2017 FISCAL YEAR.	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION AS DESCRIBED IN THE PROXY STATEMENT FOR THE ANNUAL MEETING.	Against	Issuer	For	Against
4	TO RECOMMEND ON AN ADVISORY BASIS, THE FREQUENCY OF FUTURE ADVISORY VOTES REGARDING EXECUTIVE COMPENSATION	For	Issuer	For	With

LKQ CORPORATION

Ticker Symbol:LKQ	Cusip Number:501889208
Record Date: 3/16/2017	Meeting Date: 5/8/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Against	Issuer	For	Against
4	ADVISORY VOTE ON THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With

MASTERCARD INCORPORATED

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/27/2017	Meeting Date: 6/27/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TWELVE DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	ADVISORY APPROVAL OF MASTERCARD'S EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	RE-APPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER MASTERCARD'S 2006 LONG TERM PLAN, AS AMENDED AND RESTATED, FOR 162(M) PURPOSES	Against	Issuer	For	Against
5	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR MASTERCARD FOR 2017	For	Issuer	For	With
6	CONSIDERATION OF A STOCKHOLDER PROPOSAL ON GENDER PAY EQUITY	Against	Stockholder	Against	With

MIDDLEBY CORPORATION

Ticker Symbol:MIDD	Cusip Number:596278101
Record Date: 3/17/2017	Meeting Date: 5/9/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF SEVEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE CURRENT FISCAL YEAR ENDING DECEMBER 30, 2017	For	Issuer	For	With
3	APPROVAL, BY AN ADVISORY VOTE, OF THE 2016 COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SECURITIES AND EXCHANGE COMMISSION ("SEC").	Against	Issuer	For	Against
4	SELECTION, BY AN ADVISORY VOTE, OF THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	APPROVAL OF AN AMENDMENT TO AUTHORIZE ADDITIONAL SHARES UNDER THE COMPANY'S 2011 LONG-TERM INCENTIVE PLAN.	Against	Issuer	For	Against
6	REGARDING SUSTAINABILITY REPORTING	Against	Stockholder	Against	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 3/1/2017	Meeting Date: 5/3/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF FOURTEEN DIRECTOR TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2017.	For	Issuer	For	With
3	AVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
4	ADVISORY VOTE ON FREQUENCY OF FUTURE SHAREHOLDER ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	REPORT REGARDING PESTICIDE POLLUTION.	Against	Stockholder	Against	With
6	IMPLEMENTATION OF HOLY LAND PRINCIPLES	Against	Stockholder	Against	With

ROLLINS, INC.

Ticker Symbol:ROL	Cusip Number:775711104
Record Date: 2/28/2017	Meeting Date: 4/25/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THREE DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017.	For	Issuer	For	With
3	TO HOLD A NONBINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION AS DISCLOSED IN THESE MATERIALS.	Against	Issuer	For	Against
4	TO VOTE WHETHER NONBINDING STOCKHOLDER VOTES TO APPROVE EXECUTIVE COMPENSATION SHOULD BE HELD EVERY 1, 2, OR 3 YEARS.	Against	Issuer	For	Against

STARBUCKS CORPORATION

Ticker Symbol:SBUX	Cusip Number:855244109
Record Date: 1/12/2017	Meeting Date: 3/22/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF FOURTEEN DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	ADVISORY RESOLUTION TO APPROVE OUR EXECUTIVE COMPENSATION.	Against	Issuer	For	Against
3	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	For	Issuer	For	With
4	RATIFICATION OF SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2017.	For	Issuer	For	With
5	AMEND PROXY ACCESS BYLAW.	Against	Stockholder	Against	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:863667101
Record Date: 3/6/2017	Meeting Date: 5/3/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF EIGHT DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017	For	Issuer	For	With
3	APPROVE THE 2011 LONG-TERM INCENTIVE PLAN, AS AMENDED AND RESTATED.	Against	Issuer	For	Against
4	APPROVE THE 2011 PERFORMANCE INCENTIVE AWARD PLAN, AS AMENDED AND RESTATED	Against	Issuer	For	Against
5	APPROVE THE 2008 EMPLOYEE STOCK PURCHASE PLAN, AS AMENDED AND RESTATED.	For	Issuer	For	With
6	RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE EXECUTIVE BONUS PLAN.	Against	Issuer	For	Against
7	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
8	ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFOCER COMPENSATION.	For	Issuer	For	With

THE HOME DEPOT, INC.

Ticker Symbol:HD	Cusip Number:437076102
Record Date: 3/20/2017	Meeting Date: 5/18/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THIRTEEN DIRECTORS TO BOARD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF KPMG LLP	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION ("SAY-ON-PAY")	Against	Issuer	For	Against
4	ADVISORY VOTE ON THE FREQUENCY OF FUTURE SAY-ON-PAY VOTES	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL REGARDING PREPARATION OF AN EMPLOYMENT DIVERSITY REPORT	Against	Stockholder	Against	With
6	SHAREHOLDER PROPOSAL REGARDING ADVISORY VOTE ON POLITICAL CONTRIBUTIONS	Against	Stockholder	Against	With
7	SHAREHOLDER PROPOSAL TO REDUCE THE THRESHOLD TO CALL SPECIAL SHAREHOLDER MEETINGS TO 15% OF OUTSTANDING SHARES	Against	Stockholder	Against	With

UNION PACIFIC CORPORATION

Ticker Symbol:UNP	Cusip Number:907818108
Record Date: 3/10/2017	Meeting Date: 5/11/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF ELEVEN DIRECTORS TO THE BAORD OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION (SAY ON PAY)	Against	Issuer	For	Against
4	AN ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES TO APPROVE EXECUTIVE COMPENSATION ("SAY ON FREQUENCY")	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL REGARDING INDEPENDENT CHAIRMAN IF PROPERLY PRESENTED AT THE ANNUAL MEETING	Against	Stockholder	Against	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 2/28/2017	Meeting Date: 4/24/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF TWELVE DIRECTORS TO THE BOARD OF DIRECTORS	For	Issuer	For	With
2	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP TO SERVE AS INDEPENDENT AUDITOR FOR 2017.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Against	Issuer	For	Against
4	ADVISORY VOTE ON THE FREQUENCY OF SHAREOWNER VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With

WABTEC CORPORATION

Ticker Symbol:WAB	Cusip Number:929740108
Record Date: 3/17/2017	Meeting Date: 5/10/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF FOUR DIRECTORS TO THE BOARD OF DIRECTORS.	For	Issuer	For	With
2	APPROVE AN ADVISORY (NON-BINDING) RESOLUTION RELATING TO THE APPROVAL OF 2016 NAMED EXECUTIVE OFFICER COMPENSATION.	Against	Issuer	For	Against
3	ADVISORY (NON-BINDING) VOTE ON HOW OFTEN THE COMPANY SHOULD CONDUCT A STOCKHOLDER ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
4	APPROVE AMENDMENT AND RESTATEMENT OF THE 2011 STOCK INCENTIVE PLAN, INCLUDING MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE PLAN	Against	Issuer	For	Against
5	APPROVE AMENDMENT AND RESTATEMENT OF THE 1995 NON-EMPLOYEE DIRECTORS' FEE AND STOCK OPTION PLAN	Against	Issuer	For	Against
6	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2017 FISCAL YEAR	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By /s/Peter J. Lencki

* Peter J. Lencki

President

Chief Financial Officer

Date: July 6, 2017

*Print the name and title of each signing officer under his or her signature.